STOCK COMPENSATION PLANS (Details 4)	6 Months Ended		12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected average volatility				179.00%	0.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate					0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	4 years 10 months 2 days	1 year	4 years 4 months 2 days	5 years 11 months 19 days
Expected average volatility	175.00%	176.00%	177.00%
Risk-free interest rate	2.20%	1.42%	1.17%	1.17%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years 10 months 17 days	5 years	6 years 8 months 23 days	7 years 11 months 19 days
Expected average volatility	176.00%	189.00%	183.00%
Risk-free interest rate	2.35%	2.01%	2.25%	1.58%